Derivative instruments - Changes in Fair Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative instruments
Fair value of contracts, beginning of year	$ (119,772)	$ (10,991)
Reversal of opening contracts settled during the year	112,679	12,811
Realized (loss) gain on contracts settled during the year	(327,384)	109,093
Unrealized loss during the year on contracts outstanding at the end of the year	(293,773)	(113,766)
Net receipt from counterparties on contract settlements during the year	327,385	(109,093)
Unrealized loss on derivatives designated as cash flow hedges		(7,826)
Fair value of contracts, end of year	(300,865)	(119,772)
Current derivative asset	19,321	16,924
Current derivative liability	(268,973)	(130,919)
Non-current derivative asset	0	2,451
Non-current derivative liability	$ (51,213)	$ (8,228)